MERGER WITH 10X CAPITAL (Details) $ / shares in Units, $ in Thousands	Oct. 11, 2022 shares	Oct. 04, 2022 shares	Jul. 22, 2021 USD ($) class shares	Feb. 03, 2021 USD ($) shares	Dec. 31, 2023 vote shares	Dec. 31, 2022 shares	Jul. 23, 2021 vote	Jul. 22, 2021 vote ₪ / shares shares	Jul. 22, 2021 vote $ / shares shares
Business Acquisition [Line Items]
Common stock par value (in NIS per share) | ₪ / shares								₪ 0.01
Preferred stock par value (in NIS per share) | ₪ / shares								₪ 0.01
Common stock after stock split (in shares)					36,113,903	36,113,903
Shares issued (in shares)					11,232,830	10,915,918
Number of ordinary share classes | class			2
Shares issued and sold (in shares)				1,000,000
Gross proceeds from shares issued and sold | $				$ 300,000
Conversion of shares (in shares)				1,000,000
Gross proceeds from merger | $			$ 348,000
Transaction costs associated with merger | $			63,000
Transaction costs related to warrant liabilities | $			$ 2,887
Class A Ordinary Shares
Business Acquisition [Line Items]
Common stock after stock split (in shares)					33,333,333	33,333,333		6,290,767	6,290,767
Price per share after stock split (in USD per share) | $ / shares									$ 300
Share conversion ratio								1	1
Shares issued (in shares)					8,452,260	8,135,348
Shares forfeited (in shares)			50,000
Number of votes | vote					1			1	1
Conversion of shares (in shares)	15,192	86,890
Class A Ordinary Shares | 10X Capital Class A Common Stock Holders
Business Acquisition [Line Items]
Shares issued (in shares)								423,441	423,441
Shares outstanding (in shares)								373,441	373,441
Class A Ordinary Shares | 10X Capital Warrant Holders
Business Acquisition [Line Items]
Warrants issued (in shares)								518,750	518,750
Class A Ordinary Shares | 10X Capital
Business Acquisition [Line Items]
Common stock par value (in NIS per share) | ₪ / shares								₪ 0.0001
Share conversion ratio								1	1
Class B Ordinary Shares
Business Acquisition [Line Items]
Common stock after stock split (in shares)					2,780,570	2,780,570
Shares issued (in shares)					2,780,570	2,780,570
Number of votes | vote					10		10	10	10
Shares issued (in shares)								2,780,570	2,780,570
Percentage of voting power								0.39	0.39
Class B Ordinary Shares | 10X Capital
Business Acquisition [Line Items]
Common stock par value (in NIS per share) | ₪ / shares								₪ 0.0001